May-21-03 02:50pm From- T-896 P.002/002 F-070

Antonio Aliberti
Director
Securities Operations Department

20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

NYSE

03019112

1-43

May 21, 2003

Cert NYS

RECD S.E.C.
MAY 2 1 2003
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAY 28 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GENERAL MOTORS CORPORATION, 7.375% Senior Notes due May 15, 2048 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 21, 2003. Tentative listing date – May 23, 2003.

Sincerely,

Antonio Aliberti